Commitments and Contingencies - Vessels Under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Year ending December 31 [Abstract]
2012	$ 238,365
2013	486,378
2014	19,016
Amount contractual purchase obligation, Total	$ 743,759